Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets [Abstract]
Schedule of intangible assets
Other intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for categories of intangible assets are:

Years
Software	3 to 10

Software £m
Cost at 1 April 2017	1,732
Exchange adjustments	(98)
Additions	173
Disposals	(18)
Reclassifications[1]	8
Cost at 31 March 2018	1,797
Exchange adjustments	70
Additions	306
Disposals	(15)
Reclassifications[1]	10
Cost at 31 March 2019	2,168
Accumulated amortisation at 1 April 2017	(809)
Exchange adjustments	43
Amortisation charge for the year	(138)
Accumulated amortisation of disposals	6
Accumulated amortisation at 31 March 2018	(898)
Exchange adjustments	(26)
Amortisation charge for the year	(175)
Accumulated amortisation of disposals	15
Accumulated amortisation at 31 March 2019	(1,084)
Net book value at 31 March 2019²	1,084
Net book value at 31 March 2018	899

1.	Reclassifications includes amounts transferred (to)/from property, plant and equipment (see note 13).

2.	Included in software is £116 million (2018: £160 million) relating to the US Enterprise Resource Planning system, which still has a remaining amortisation period of four years.